INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Net book value	$ 5,024,792	$ 3,636,078
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,000
Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Net book value	496,723	1,000
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Net book value	3,356,903	3,634,078
Customer Relatonships [Member]
IfrsStatementLineItems [Line Items]
Net book value	769,166
Brands [Member]
IfrsStatementLineItems [Line Items]
Ending balance	402,000
Net book value	402,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,937,188	4,455,960
Additions	25,000
Impairments		(4,214,445)
Ending balance	5,852,988	3,937,188
Gross carrying amount [member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions		3,695,673
Gross carrying amount [member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	1,890,800
Gross carrying amount [member] | Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	240,515	1,130,960
Additions
Impairments		(890,445)
Ending balance	240,515	240,515
Gross carrying amount [member] | Video Game Catalogues [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Video Game Catalogues [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,000	3,325,000
Additions	25,000
Impairments		(3,324,000)
Ending balance	591,800	1,000
Gross carrying amount [member] | Platform Coding [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Platform Coding [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	565,800
Gross carrying amount [member] | Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Impairments
Gross carrying amount [member] | Distribution Libraries [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions		3,695,673
Gross carrying amount [member] | Distribution Libraries [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,695,673
Additions
Ending balance		3,695,673
Gross carrying amount [member] | Customer Relatonships [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Impairments
Ending balance	923,000
Gross carrying amount [member] | Customer Relatonships [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Customer Relatonships [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	923,000
Gross carrying amount [member] | Brands [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Impairments
Ending balance	402,000
Gross carrying amount [member] | Brands [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Brands [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	402,000
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	301,110	164,118
Additions	527,086	136,992
Ending balance	828,196	301,110
Accumulated depreciation and amortisation [member] | Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	239,515	164,118
Additions	1,000	75,397
Ending balance	240,515	239,515
Accumulated depreciation and amortisation [member] | Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	95,077
Ending balance	95,077
Accumulated depreciation and amortisation [member] | Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	61,595
Additions	277,175	61,595
Ending balance	338,770	61,595
Accumulated depreciation and amortisation [member] | Customer Relatonships [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	153,834
Ending balance	153,834
Accumulated depreciation and amortisation [member] | Brands [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Ending balance